Administrative, operations and project expenses (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about general and administration expense [Line Items]
Exploration costs	[1]	$ 1,387,463	$ 1,342,952	$ 730,393
Administrative expenses		1,653,858	1,764,524	1,923,268
Operations and project expenses		2,903,132	2,926,065	2,751,687
Administrative expenses [Member]
Disclosure of detailed information about general and administration expense [Line Items]
General expenses		911,645	723,341	556,563
Labor expenses		662,258	624,424	657,051
Taxes	[2]	39,117	362,963	663,889
Depreciation and amortization		40,838	53,796	45,765
Operations and project expenses [Member]
Disclosure of detailed information about general and administration expense [Line Items]
Labor expenses		316,386	310,947	278,383
Taxes	[2]	433,506	324,223	286,331
Depreciation and amortization		44,318	95,516	177,252
Exploration costs		1,387,379	1,341,940	728,590
Commissions, fees, freights and services		466,862	471,657	568,513
Maintenance		50,846	122,273	147,197
Fee for regulatory entities		98,794	63,470	87,325
Others		$ 105,041	$ 196,039	$ 478,096

[1]	Exploration expenses include the costs of geological and geophysical activities, as well as the non–productive exploratory wells.
[2]	For 2017 and 2016, mainly corresponds to the recognition of the wealth tax. See Note 10 – Taxes.